LIABILITIES ARISING FROM NON-PARTICIPATING INVESTMENT CONTRACTS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of investment contracts liabilities [text block] [Abstract]
Disclosure of investment contract liabilities explanatory
	2019	2018
	£m	£m
At 1 January	13,853	15,447
Acquisition of business (note 23)	20,981	–
New business	1,810	668
Changes in existing business	815	(2,262)
At 31 December	37,459	13,853